Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Carrying Amounts of Right-to-Use Assets	Carrying amounts of right-to-use assets and change during the period:
Office lease
USD thousands
Balance as of January 1, 2023	467
Depreciation on right-to-use assets	(151)
Balance as of December 31, 2023	316

Balance as of January 1, 2022	619
Depreciation on right-to-use assets	(152)
Balance as of December 31, 2022	467

Schedule of Maturity Analysis of the Company's Lease Liabilities	Maturity analysis of the Company’s lease liabilities
	December 31,	December 31,
	2023	2022
	USD thousands	USD thousands
Less than one year	188	204
One to two years	188	388

Total	376	592

Current maturities of lease liability	188	194

Long-term lease liability	163	321

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
	2023	2022
	USD thousands	USD thousands
Interest expenses on lease liability	37	49